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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-7986

                          The Alger Institutional Funds
                       ----------------------------------
               (Exact name of registrant as specified in charter)

                   111 Fifth Avenue, New York, New York 10003
          -------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Mr. Hal Liebes

                           Fred Alger Management, Inc.

                                111 Fifth Avenue

                            New York, New York 10003
          -------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-806-8800

Date of fiscal year end: October 31

Date of reporting period:September 20, 2006

ITEM 1. SCHEDULE OF INVESTMENTS

THE ALGER INSTITUTIONAL FUNDS
ALGER LARGECAP GROWTH INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
July 31, 2006

      SHARES   COMMON STOCKS-98.0%                                                        VALUE
      ------                                                                              -----
               AEROSPACE & DEFENSE-1.8%
        24,250 Boeing Company                                                          $  1,877,435
                                                                                       ------------

               BIOTECHNOLOGY-2.0%
        12,150 Biogen Idec Inc.*                                                            511,758
         9,750 Genentech, Inc.*                                                             787,995
        12,900 Gilead Sciences, Inc.                                                        793,091
                                                                                       ------------
                                                                                          2,092,844
                                                                                       ------------

               CAPITAL MARKETS-4.1%
        11,250 Bear Stearns Companies Inc.                                                1,596,037
         8,900 Goldman Sachs Group, Inc.                                                  1,359,474
        15,450 Legg Mason, Inc.                                                           1,289,612
                                                                                       ------------
                                                                                          4,245,123
                                                                                       ------------

               CHEMICALS-2.1%
        33,250 Air Products and Chemicals, Inc.                                           2,125,673
                                                                                       ------------

               COMMERCIAL BANKS-1.6%
        32,450 Bank of America Corporation                                                1,672,149
                                                                                       ------------

               COMMUNICATION EQUIPMENT-3.2%
       115,250 Cisco Systems, Inc.*                                                       2,057,213
        53,250 Motorola, Inc.                                                             1,211,970
                                                                                       ------------
                                                                                          3,269,183
                                                                                       ------------

               COMPUTERS & PERIPHERALS-5.1%
        49,650 Apple Computer, Inc.*                                                      3,374,213
        44,600 Memc Electronic Materials, Inc.*                                           1,356,732
        27,450 Seagate Technology                                                           636,840
                                                                                       ------------
                                                                                          5,367,785
                                                                                       ------------

               DIVERSIFIED FINANCIAL SERVICES-2.1%
        27,000 Prudential Financial, Inc.                                                 2,123,280
                                                                                       ------------

               DIVERSIFIED TELECOMMUNICATION SERVICES-4.1%
        37,400 ALLTEL Corporation                                                         2,063,358
       318,350 Level 3 Communication Inc.*                                                1,244,748
        15,650 Verizon Communications Inc.                                                  529,283
        29,656 Windstream Corp.                                                             371,585
                                                                                       ------------
                                                                                          4,208,974
                                                                                       ------------

               ELECTRIC UTILITIES-1.0%
        18,350 Exelon Corporation                                                         1,062,465
                                                                                       ------------

               ELECTRONIC EQUIPMENT & INSTRUMENTS-2.5%
        32,500 Emerson Electric Co.                                                       2,564,900
                                                                                       ------------

               ELECTRONICS-1.1%
        46,700 Nintendo Co., Ltd. ADR#                                                    1,092,154
                                                                                       ------------

               ENERGY EQUIPMENT & SERVICES-7.3%
        32,900 National-Oilwell Varco Inc.*                                               2,205,616
        27,450 Schlumberger Limited                                                       1,835,033
        26,400 Transocean Inc.*                                                           2,038,872
        32,000 Weatherford International Ltd.*                                            1,498,880
                                                                                       ------------
                                                                                          7,578,401
                                                                                       ------------

               FINANCIAL SERVICES-.9%
        69,150 Hong Kong Exchanges & Clearing Limited                                       449,391
         9,350 UBS AG                                                                       508,640
                                                                                       ------------
                                                                                            958,031
                                                                                       ------------

               FOOD & STAPLES RETAILING-2.8%
        88,950 CVS Corporation                                                            2,910,444
                                                                                       ------------

               FOOD PRODUCTS-2.7%
        62,200 Archer-Daniels-Midland Company                                             2,736,800
                                                                                       ------------

               FREIGHT & LOGISTICS-1.4%
        14,150 FedEx Corp.                                                                1,481,647
                                                                                       ------------

               HEALTH CARE PROVIDERS & SERVICES-2.5%
        43,950 Medco Health Solutions, Inc.*                                              2,607,554
                                                                                       ------------

               HOTELS, RESTAURANTS & LEISURE-2.1%
        33,650 Wynn Resorts, Limited*                                                     2,153,937
                                                                                       ------------

               INDUSTRIAL CONGLOMERATES-1.0%
        31,500 General Electric Company                                                   1,029,735
                                                                                       ------------

               INSURANCE-1.5%
        17,850 Hartford Financial Services Group, Inc. (The)                              1,514,394
                                                                                       ------------

               INTERNET & CATALOG RETAIL-3.1%
       102,200 eBay Inc.*                                                                 2,459,953
        36,850 Netflix  Inc.*                                                               762,427
                                                                                       ------------
                                                                                          3,222,380
                                                                                       ------------

               INTERNET SOFTWARE & SERVICES-4.3%
         2,600 Google Inc. Cl. A*                                                         1,005,160
       128,000 Yahoo! Inc. *                                                              3,473,920
                                                                                       ------------
                                                                                          4,479,080
                                                                                       ------------

               MACHINERY-2.5%
        21,850 Caterpillar Inc.                                                           1,548,510
        26,650 Joy Global Inc.                                                              999,908
                                                                                       ------------
                                                                                          2,548,418
                                                                                       ------------

               MEDIA-4.4%
        56,050 News Corporation Cl. A                                                     1,078,402
        45,950 Viacom Inc. Cl. B*                                                         1,601,358
       159,000 XM Satellite Radio Holdings Inc. Cl. A*                                    1,844,400
                                                                                       ------------
                                                                                          4,524,160
                                                                                       ------------

               METALS-.7%
        29,050 Vedanta Resources PLC.                                                       716,961
                                                                                       ------------

               METALS & MINING-3.8%
        37,550 Freeport-McMoRan Copper & Gold, Inc. Cl. B                                 2,048,727
        19,800 Peabody Energy Corporation                                                   988,020
        35,550 Vedanta Resources PLC.                                                       876,663
                                                                                       ------------
                                                                                          3,913,410
                                                                                       ------------

               MULTILINE RETAIL-1.1%
        33,450 Federated Department Stores, Inc.                                          1,174,430
                                                                                       ------------

               OIL & GAS-3.9%
        24,300 Exxon Mobil Corporation                                                    1,646,082
        35,900 Valero Energy Corporation                                                  2,420,736
                                                                                       ------------
                                                                                          4,066,818
                                                                                       ------------

               PERSONAL PRODUCTS-.9%
        31,950 Avon Products, Inc.                                                          926,231
                                                                                       ------------

               PHARMACEUTICALS-3.1%
        34,250 Johnson & Johnson                                                          2,142,337
        40,900 Pfizer Inc.                                                                1,062,991
                                                                                       ------------
                                                                                          3,205,328
                                                                                       ------------

               ROAD & RAIL-2.1%
        31,150 Burlington Northern Santa Fe Corporation                                   2,146,547
                                                                                       ------------

               SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-3.6%
       109,450 Freescale Semiconductor Inc. Cl. A*                                        3,133,553
        29,600 Marvell Technology Group Ltd.*                                               549,080
                                                                                       ------------
                                                                                          3,682,633
                                                                                       ------------

               SOFTWARE-1.1%
        46,050 Microsoft Corporation                                                      1,106,582
                                                                                       ------------

               SPECIALTY RETAIL-.5%
        14,800 Home Depot, Inc.                                                             513,708
                                                                                       ------------

               TEXTILES, APPAREL & LUXURY GOODS-1.3%
        47,000 Coach, Inc.*                                                               1,349,370
                                                                                       ------------

               TOBACCO-3.6%
        46,050 Altria Group, Inc.                                                         3,682,619
                                                                                       ------------

               TRANSPORTATION-3.0%
        34,700 Textron Inc.                                                               3,119,877
                                                                                       ------------

               UTILITIES-1.0%
        19,650 Veolia Environnement                                                       1,077,803
                                                                                       ------------

               WIRELESS TELECOMMUNICATION SERVICES-1.1%
        20,650 NII Holdings Inc. Cl. B*                                                   1,089,907
                                                                                       ------------

               Total Common Stocks
                    (Cost $103,560,490)                                                 101,219,170
                                                                                       ------------

  PRINCIPAL
    AMOUNT     SHORT-TERM INVESTMENTS-.3.2%
  ---------
               U.S. AGENCY OBLIGATIONS
    $3,353,000 Federal Home Loan Banks, 4.85%, 8/1/06
                    (Cost $3,353,000)                                                     3,353,000
                                                                                       ------------

Total Investments
     (Cost $106,913,490)(a)                                             101.2%          104,572,170
Liabilities in Excess of Other Assets                                    (1.2)           (1,263,579)
                                                                        -----          ------------
Net Assets                                                              100.0%         $103,308,591
                                                                       ============================

* Non-income producing securities.

# American Depositary Receipts.

a) At July 31, 2006, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $106,913,490, amounted to $2,341,320, which consisted of aggregate gross unrealized appreciation of $3,548,133 and aggregate gross unrealized depreciation of $5,889,453.

THE ALGER INSTITUTIONAL FUNDS
ALGER SMALLCAP GROWTH INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
July 31, 2006

      SHARES   COMMON STOCKS-93.2%                                                         VALUE
      ------                                                                               -----
               AEROSPACE & DEFENSE-3.2%
        95,800 BE Aerospace, Inc.*                                                     $  2,371,050
        51,550 Esterline Technologies Corporation*                                        2,182,112
        58,250 SI International Inc.*                                                     1,589,060
                                                                                       ------------
                                                                                          6,142,222
                                                                                       ------------

               AIRLINES-.7%
       106,350 AirTran Holdings, Inc.*                                                    1,333,628
                                                                                       ------------

               APPAREL-.7%
        40,450 Gymboree Corp.*                                                            1,355,883
                                                                                       ------------

               AUTO COMPONETS-1.4%
       116,300 LKQ Corporation*                                                           2,605,120
                                                                                       ------------

               AUTOMOTIVE EQUIPMENT & SERVICES-1.1%
        87,450 Tenneco Inc. Inc.*                                                         2,031,463
                                                                                       ------------

               BIOTECHNOLOGY-5.1%
        47,700 Cubist Pharmaceuticals, Inc.*                                              1,093,284
       161,200 Human Genome Sciences, Inc*                                                1,565,251
        62,100 InterMune Inc.*                                                              991,737
        98,050 Keryx Biopharmaceuticals, Inc. *                                           1,127,575
        58,500 Myogen, Inc.*                                                              1,805,310
        84,450 Onyx Pharmaceuticals, Inc.*                                                1,326,710
        75,850 Theravance, Inc.*                                                          1,796,887
                                                                                       ------------
                                                                                          9,706,754
                                                                                       ------------

               CAPITAL MARKETS-.9%
        30,050 Greenhill & Co., Inc.                                                      1,741,697
                                                                                       ------------

               CHEMICALS-.7%
        59,950 Zoltek Companies, Inc.*                                                    1,383,645
                                                                                       ------------

               COMMERCIAL BANKS-2.8%
        53,750 Boston Private Financial Holdings, Inc.                                    1,350,738
        64,900 Signature Bank*                                                            2,085,237
        39,400 Wintrust Financial Corporation                                             1,891,594
                                                                                       ------------
                                                                                          5,327,569
                                                                                       ------------

               COMMERCIAL SERVICES & SUPPLIES-4.0%
        70,350 American Reprographics Co.*                                                2,249,793
        27,850 CoStar Group Inc.*                                                         1,207,855
        86,850 FTI  Consulting, Inc.*                                                     2,279,813
        91,300 Gevity HR, Inc.                                                            2,027,772
                                                                                       ------------
                                                                                          7,765,233
                                                                                       ------------

               COMMUNICATION EQUIPMENT-1.6%
        94,200 Polycom, Inc.*                                                             2,091,240
       121,500 Powerwave Technologies, Inc.*                                                964,710
                                                                                       ------------
                                                                                          3,055,950
                                                                                       ------------

               COMPUTERS & PERIPHERALS-.5%
       179,150 Mobility Electronics, Inc.*                                                1,006,823
                                                                                       ------------

               COMPUTER SERVICES-1.9%
        98,615 Internap Network Services Corporation*                                     1,198,172
        87,450 Open Solutions Inc.*                                                       2,417,993
                                                                                       ------------
                                                                                          3,616,165
                                                                                       ------------

               COMPUTER TECHNOLOGY-.7%
        81,100 Atheros Communications*                                                    1,339,772
                                                                                       ------------

               CONSTRUCTION & ENGINEERING-2.0%
        50,650 URS Corporation*                                                           2,005,740
        82,150 Williams Scotsman International Inc.*                                      1,752,260
                                                                                       ------------
                                                                                          3,758,000
                                                                                       ------------

               DRUGS & PHARMACEUTICALS-1.2%
        37,550 United Therapeutics Corporation*                                           2,227,091
                                                                                       ------------

               ELECTRONIC EQUIPMENT & INSTRUMENTS-.6%
        48,300 Multi-Fineline Electronix, Inc.*                                           1,200,738
                                                                                       ------------

               ELECTRONICS: SEMI-CONDUCTORS/COMPONENTS-.6%
        48,250 Netlogic Microsystems Inc. *                                               1,182,125
                                                                                       ------------

               ENERGY-1.5%
        51,100 Veritas DGC Inc.*                                                          2,926,497
                                                                                       ------------

               ENERGY EQUIPMENT & SERVICES-1.4%
        32,400 Dril-Quip Inc.                                                             2,737,476
                                                                                       ------------

               FINANCE-.2%
        17,800 WNS Holdings Limited*                                                        446,780
                                                                                       ------------

               FINANCIAL INFORMATION SERVICES-1.1%
        35,900 GFI Group Inc.*                                                            2,059,224
                                                                                       ------------

               FINANCIAL SERVICES-1.1%
        52,550 International Securities Exchange, Inc. Cl. A                              2,138,260
                                                                                       ------------

               FOOD & BEVERAGES-1.1%
        93,350 Hain Celestial Group Inc. (The)*                                           2,016,360
                                                                                       ------------

               HEALTH CARE-.9%
       105,500 Gentiva Health Services Inc.*                                              1,697,495
                                                                                       ------------

               HEALTH CARE EQUIPMENT & SUPPLIES-5.6%
        47,100 ArthroCare Corporation*                                                    2,074,283
        46,150 Haemonetics Corporation*                                                   2,024,601
        43,500 Hologic, Inc.*                                                             1,953,585
        61,550 Illumina, Inc.*                                                            2,353,057
        49,500 Ventana Medical Systems, Inc.*                                             2,307,195
                                                                                       ------------
                                                                                         10,712,721
                                                                                       ------------

               HEALTH CARE PROVIDERS & SERVICES-4.3%
        30,000 Parexel International Corporation*                                           890,100
        81,550 Psychiatric Solutions, Inc.*                                               2,568,010
        47,700 Sierra Health Services, Inc.*                                              2,059,686
        32,650 VCA Antech, Inc.*                                                          1,141,770
        32,450 WellCare Health Plans Inc.*                                                1,591,997
                                                                                       ------------
                                                                                          8,251,563
                                                                                       ------------

               HOTELS, RESTAURANTS & LEISURE-.8%
        42,600 Orient-Express Hotels Ltd. Cl. A.                                          1,552,770
                                                                                       ------------

               INSURANCE-.9%
        64,350 Ohio Casualty Corporation                                                  1,667,952
                                                                                       ------------

               INTERNET & CATALOG RETAIL-1.1%
        79,950 Priceline.com Incorporated*                                                2,149,056
                                                                                       ------------

               INTERNET SOFTWARE & SERVICES-4.1%
       115,800 Allscripts Healthcare Solutions, Inc.*                                     2,207,148
       101,600 DealerTrack Holdings Inc.*                                                 1,992,376
        99,100 Jupitermedia Corporation*                                                    991,991
       141,900 Omniture Inc.*                                                             1,023,099
        49,700 WebEx Communications, Inc.*                                                1,703,716
                                                                                       ------------
                                                                                          7,918,330
                                                                                       ------------

               IT SERVICES-2.0%
        54,900 SRA International, Inc.*                                                   1,328,031
        85,850 Wright Express Corp.*                                                      2,571,208
                                                                                       ------------
                                                                                          3,899,239
                                                                                       ------------

               LEISURE & ENTERTAINMENT-1.1%
        82,800 WMS Industries Inc.*                                                       2,196,684
                                                                                       ------------

               LEISURE EQUIPMENT & PRODUCTS-1.0%
        42,050 LIFE TIME FITNESS, Inc.*                                                   1,904,865
                                                                                       ------------

               MACHINERY-4.5%
        44,250 Actuant Corporation Cl. A                                                  1,947,443
        46,075 Bucyrus International, Inc. Cl. A                                          2,244,312
        39,000 ESCO Technologies Inc.*                                                    2,054,910
        69,350 Gardner Denver Inc.*                                                       2,402,978
                                                                                       ------------
                                                                                          8,649,643
                                                                                       ------------

               MEDIA-3.2%
        31,350 Focus Media Holding Limited ADR*#                                          1,962,824
        77,450 NeuStar, Inc. Cl. A*                                                       2,390,107
       112,700 World Wrestling Entertainment, Inc. Cl. A                                  1,839,264
                                                                                       ------------
                                                                                          6,192,195
                                                                                       ------------

               METALS-1.2%
       100,350 RBC Bearings, Inc.*                                                        2,239,812
                                                                                       ------------

               METALS & MINING-2.0%
     1,456,400 Breakwater Resources, Ltd.*                                                1,642,819
       617,600 Paladin Resources Limited*                                                 2,115,280
                                                                                       ------------
                                                                                          3,758,099
                                                                                       ------------

               OIL & GAS-3.7%
        35,550 Carrizo  Oil & Gas, Inc.*                                                  1,052,636
        34,850 Giant Industries, Inc.*                                                    2,488,639
       191,550 Grey Wolf, Inc.*                                                           1,467,272
        42,400 Holly Corporation                                                          2,145,440
                                                                                       ------------
                                                                                          7,153,987
                                                                                       ------------

               OIL AND GAS EXPLORATION SERVICES-1.0%
       132,650 Petrobank Energy and Resources Ltd.*                                       1,969,853
                                                                                       ------------

               PHARMACEUTICAL PREPARATIONS-1.1%
        45,650 Adams Respiratory Therapeutics, Inc.*                                      2,041,468
                                                                                       ------------

               REAL ESTATE-.9%
        22,200 Jones Lang LaSalle Incorporated                                            1,813,740
                                                                                       ------------

               RESTAURANTS-1.1%
       112,700 McCormick & Schmick's Seafood Restaurants, Inc.*                           2,176,237
                                                                                       ------------

               RETAIL-1.3%
        68,400 Phillips-Van Heusen Corporation                                            2,430,252
                                                                                       ------------

               ROAD & RAIL-.9%
        41,800 Landstar Systems, Inc.                                                     1,784,442
                                                                                       ------------

               SEMICONDUCTOR CAPITAL EQUIPMENT-1.5%
        45,150 FormFactor Inc.*                                                           1,935,581
        53,595 SiRF Technology Holdings, Inc.*                                            1,023,664
                                                                                       ------------
                                                                                          2,959,245
                                                                                       ------------

               SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-3.9%
        76,150 ATMI, Inc.*                                                                2,023,306
        87,400 Microsemi Corporation*                                                     2,211,220
        59,000 Tessera Technologies Inc.*                                                 1,856,730
        80,100 Trident Microsystems, Inc.*                                                1,379,322
                                                                                       ------------
                                                                                          7,470,578
                                                                                       ------------

               SOFTWARE-3.9%
       105,150 Quest Software, Inc. *                                                     1,437,401
       183,250 Synchronoss Technologies Inc. *                                            1,420,188
       282,450 Tibco Software Inc.*                                                       2,248,302
        82,450 VeriFone Holdings Inc.*                                                    2,329,212
                                                                                       ------------
                                                                                          7,435,103
                                                                                       ------------

               SPECIALTY RETAIL-2.0%
        70,350 Aeropostale, Inc.*                                                         1,949,399
        53,850 DSW Inc. Cl. A*                                                            1,848,670
                                                                                       ------------
                                                                                          3,798,069
                                                                                       ------------

              TEXTILES, APPAREL & LUXURY GOODS-1.3%
        58,550 Deckers Outdoor Corporation*                                               2,496,572
                                                                                       ------------

               THRIFTS & MORTGAGE FINANCE-.5%
        70,700 Flagstar Bancorp, Inc.                                                     1,029,392
                                                                                       ------------

               WIRELESS TELECOMMUNICATION SERVICES-1.3%
       106,850 SBA Communications Corporation Cl. A*                                      2,551,578
                                                                                       ------------

               Total Common Stocks
                    (Cost $169,554,628)                                                 179,005,415
                                                                                       ------------

    PRINCIPAL
     AMOUNT    SHORT-TERM INVESTMENTS-6.3%
    ---------
               U.S. AGENCY OBLIGATIONS
   $12,170,000 Federal Home Loan Banks, 4.85%, 8/1/06
                    (Cost $12,170,000)                                                   12,170,000
                                                                                       ------------

Total Investments
     (Cost $181,724,628)(a)                                                     99.5%   191,175,415
Other Assets in Excess of Liabilities                                            0.5        929,521
                                                                               -----   ------------
Net Assets                                                                     100.0%  $192,104,936
                                                                               =====   ============

* Non-income producing securities.

# American Depositary Receipts.

a) At July 31, 2006, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $181,724,628, amounted to $9,450,787, which consisted of aggregate gross unrealized appreciation of $14,987,404 and aggregate gross unrealized depreciation of $5,536,617.

THE ALGER INSTITUTIONAL FUNDS
ALGER MIDCAP GROWTH INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
July 31, 2006

      SHARES   COMMON STOCKS-96.6%                                                          VALUE
      ------                                                                                -----
               AEROSPACE & DEFENSE-1.6%
       819,000 BE Aerospace, Inc.*                                                     $   20,270,250
                                                                                       --------------

               BIOTECHNOLOGY-3.0%
       286,500 Cephalon, Inc.*                                                             18,834,510
       125,300 Gen-Probe Incorporated*                                                      6,509,335
       445,700 Myogen, Inc.*                                                               13,754,302
                                                                                       --------------
                                                                                           39,098,147
                                                                                       --------------

               CAPITAL MARKETS-2.5%
       347,380 Affiliated Managers Group, Inc.*                                            31,802,639
                                                                                       --------------

               CASINOS & RESORTS-1.4%
     1,120,700 Bally Technologies Inc.*                                                    18,446,722
                                                                                       --------------

               COMMERCIAL SERVICES & SUPPLIES-3.9%
     1,104,707 Net 1 UEPS Technologies, Inc.*                                              24,822,766
       518,800 West Corporation*                                                           24,757,136
                                                                                       --------------
                                                                                           49,579,902
                                                                                       --------------

               COMMUNICATION EQUIPMENT-1.2%
     3,335,600 Sonus Networks, Inc.*                                                       14,943,488
                                                                                       --------------

               COMPUTERS & PERIPHERALS-3.3%
       197,250 Apple Computer, Inc.*                                                       13,405,110
       657,200 Memc Electronic Materials, Inc.*                                            19,992,024
       416,600 Seagate Technology                                                           9,665,120
                                                                                       --------------
                                                                                           43,062,254
                                                                                       --------------

               COMPUTER TECHNOLOGY-.9%
       407,400 Atheros Communications*                                                      6,730,248
       182,500 NAVTEQ*                                                                      5,142,850
                                                                                       --------------
                                                                                           11,873,098
                                                                                       --------------

               CONSTRUCTION & ENGINEERING-2.5%
       679,400 McDermott International, Inc.*                                              30,939,876
                                                                                       --------------

               DIVERSIFIED TELECOMMUNICATION SERVICES-1.3%
       475,300 Global Crossing Ltd.*                                                        7,248,325
     2,467,900 Level 3 Communication Inc.*                                                  9,649,489
                                                                                       --------------
                                                                                           16,897,814
                                                                                       --------------

               DRUGS & PHARMACEUTICALS-1.2%
       268,400 United Therapeutics Corporation*                                            15,918,804
                                                                                       --------------

               ELECTRIC AND ELECTRONIC EQUIPMENT-1.3%
       372,400 Roper Industries, Inc.                                                      16,832,480
                                                                                       --------------

               ELECTRONICS-1.3%
       733,200 Nintendo Co., Ltd. ADR#                                                     17,147,055
                                                                                       --------------

               ENERGY-.1%
        22,000 Verasun Energy Corp. *                                                         539,000
                                                                                       --------------

               ENERGY EQUIPMENT & SERVICES-5.5%
       396,400 Cameron International Corp.*                                                19,982,524
       250,900 Diamond Offshore Drilling Inc.                                              19,803,537
       453,850 National-Oilwell Varco Inc.*                                                30,426,104
                                                                                       --------------
                                                                                           70,212,165
                                                                                       --------------

               ENGINEERING-2.1%
       326,210 Jacobs Engineering Group Inc.*                                              27,072,168
                                                                                       --------------

               FINANCIAL SERVICES-4.5%
        39,900 Chicago Mercantile Exchange Holdings Inc.                                   18,401,880
       985,760 Hong Kong Exchanges & Clearing Limited                                       6,406,252
       992,200 Hudson City Bancorp Inc.                                                    12,868,834
       497,200 International  Securities Exchange, Inc. Cl. A                              20,231,067
                                                                                       --------------
                                                                                           57,908,033
                                                                                       --------------

               HEALTH CARE EQUIPMENT & SUPPLIES-5.3%
       304,700 ArthroCare Corporation*                                                     13,418,988
       275,000 Hologic, Inc.*                                                              12,350,250
        76,300 Intuitive Surgical, Inc.*                                                    7,263,760
       437,600 Mentor Corporation                                                          19,455,696
     1,163,900 Thoratec Corporation*                                                       16,061,820
                                                                                       --------------
                                                                                           68,550,514
                                                                                       --------------

               HEALTH CARE PROVIDERS & SERVICES-7.1%
       754,400 Health Management Associates, Inc. Cl. A                                    15,336,952
       373,000 Health Net Inc.*                                                            15,654,810
       817,200 HealthExtras, Inc.*                                                         21,214,512
       179,200 Medco Health Solutions, Inc.*                                               10,631,936
       921,650 Psychiatric Solutions, Inc.*                                                29,022,759
                                                                                       --------------
                                                                                           91,860,969
                                                                                       --------------

               HOTELS, RESTAURANTS & LEISURE-2.9%
       344,400 Orient-Express Hotels Ltd. Cl. A.                                           12,553,380
       175,900 Royal Caribbean Cruises Ltd.                                                 5,963,010
       301,900 Wynn Resorts, Limited*                                                      19,324,619
                                                                                       --------------
                                                                                           37,841,009
                                                                                       --------------

               INSURANCE-.5%
       365,200 Covanta Holding Corporation*                                                 6,445,780
                                                                                       --------------

               INTERNET & CATALOG RETAIL-1.3%
       798,217 Netflix  Inc.*                                                              16,515,110
                                                                                       --------------

               INTERNET SOFTWARE & SERVICES-4.5%
     1,189,400 Allscripts Healthcare Solutions, Inc.*                                      22,669,964
       376,632 DealerTrack Holdings Inc.*                                                   7,385,754
       422,300 WebEx Communications, Inc.*                                                 14,476,444
       508,600 Yahoo! Inc. *                                                               13,803,404
                                                                                       --------------
                                                                                           58,335,566
                                                                                       --------------

               IT SERVICES-2.1%
       553,350 SRA International, Inc.*                                                    13,385,537
       474,600 Wright Express Corp.*                                                       14,214,270
                                                                                       --------------
                                                                                           27,599,807
                                                                                       --------------

               LEISURE EQUIPMENT & PRODUCTS-1.1%
       284,144 UbiSoft Entertainment SA*                                                   13,781,353
                                                                                       --------------

               MACHINERY-4.7%
       336,700 ESCO Technologies Inc.*                                                     17,740,723
       663,500 Terex Corporation*                                                          29,751,340
       400,650 Trinity Industries, Inc.                                                    13,389,723
                                                                                       --------------
                                                                                           60,881,786
                                                                                       --------------

               MEDIA-1.1%
        48,300 Focus Media Holding Limited ADR*#                                            3,024,063
     1,004,050 XM Satellite Radio Holdings Inc. Cl. A*                                     11,646,980
                                                                                       --------------
                                                                                           14,671,043
                                                                                       --------------

               METALS & MINING-5.2%
       571,000 Freeport-McMoRan Copper & Gold, Inc. Cl. B                                  31,153,760
     3,455,600 Paladin Resources Limited*                                                  11,835,430
       207,500 Peabody Energy Corporation                                                  10,354,250
       531,360 Vedanta Resources PLC.                                                      13,103,338
                                                                                       --------------
                                                                                           66,446,778
                                                                                       --------------

               OIL & GAS-2.9%
       603,600 Denbury Resources Inc. *                                                    20,926,812
       248,900 Valero Energy Corporation                                                   16,783,326
                                                                                       --------------
                                                                                           37,710,138
                                                                                       --------------

               OIL: CRUDE PRODUCERS-.6%
       290,300 Parallel Petroleum Corporation*                                              7,245,888
                                                                                       --------------

               PERSONAL PRODUCTS-.9%
       387,700 Avon Products, Inc.                                                         11,239,423
                                                                                       --------------

               REAL ESTATE-1.8%
       280,900 Jones Lang LaSalle Incorporated                                             22,949,530
                                                                                       --------------

               SEMICONDUCTOR CAPITAL EQUIPMENT-1.1%
       769,940 SiRF Technology Holdings, Inc.*                                             14,705,854
                                                                                       --------------

               SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-5.9%
       446,300 Freescale Semiconductor Inc. Cl. A*                                         12,777,569
       672,800 Ikanos Communications*                                                       9,318,280
     1,097,400 Marvell Technology Group Ltd.*                                              20,356,770
       671,500 Microsemi Corporation*                                                      16,988,950
       543,250 Tessera Technologies Inc.*                                                  17,096,078
                                                                                       --------------
                                                                                           76,537,647
                                                                                       --------------

               SPECIALTY RETAIL-1.6%
       347,893 Gamestop Corp. Cl. A*                                                       14,475,828
       411,100 Urban Outfitters, Inc.*                                                      5,997,949
                                                                                       --------------
                                                                                           20,473,777
                                                                                       --------------

               SOFTWARE-1.7%
       304,700 Business Objects S.A. Sponsored ADR*#                                        7,413,351
     1,875,700 Tibco Software Inc.*                                                        14,930,572
                                                                                       --------------
                                                                                           22,343,923
                                                                                       --------------

               TRANSPORTATION-2.0%
       283,700 Textron Inc.                                                                25,507,467
                                                                                       --------------

               UTILITIES-1.0%
       243,700 Veolia Environnement                                                        13,366,945
                                                                                       --------------

               WIRELESS TELECOMMUNICATION SERVICES-3.7%
       463,765 NII Holdings Inc. Cl. B*                                                    24,477,516
       952,200 SBA Communications Corporation Cl. A*                                       22,738,536
                                                                                       --------------
                                                                                           47,216,052
                                                                                       --------------

               Total Common Stocks
                    (Cost $1,240,010,329)                                               1,244,770,254
                                                                                       --------------

   PRINCIPAL
    AMOUNT     SHORT-TERM INVESTMENTS-4.9%
   ---------
               U.S. AGENCY OBLIGATIONS
   $63,100,000 Federal Home Loan Banks, 4.85%, 8/1/06
                     (cost $63,100,000)                                                    63,100,000
                                                                                       --------------
Total Investments
     (Cost $1,303,110,329)(a)                                                101.5%     1,307,870,254
Other Assets in Excess of Liabilities                                         (1.5)       (18,728,532)
                                                                             -----     --------------
Net Assets                                                                   100.0%    $1,289,141,722
                                                                             =====     ==============

* Non-income producing securities.

# American Depositary Receipts.

a) At July 31, 2006, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,303,110,329, amounted to $4,759,925, which consisted of aggregate gross unrealized appreciation of $67,235,426 and aggregate gross unrealized depreciation of $62,475,501.

THE ALGER INSTITUTIONAL FUNDS
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
July 31, 2006

      SHARES   COMMON STOCKS-95.4%                                                         VALUE
      ------                                                                               -----
               AEROSPACE & DEFENSE-2.4%
       103,450 BE Aerospace, Inc.*                                                     $  2,560,387
        15,900 United Technologies Corporation                                              988,821
                                                                                       ------------
                                                                                          3,549,208
                                                                                       ------------

               BIOTECHNOLOGY-2.7%
        18,850 Amgen Inc.                                                                 1,314,599
        17,050 Gilead Sciences, Inc.                                                      1,048,234
        49,500 Myogen, Inc.*                                                              1,527,570
                                                                                       ------------
                                                                                          3,890,403
                                                                                       ------------

               CAPITAL MARKETS-1.3%
         6,550 Bear Stearns Companies Inc.                                                  929,248
        10,850 Legg Mason, Inc.                                                             905,650
                                                                                       ------------
                                                                                          1,834,898
                                                                                       ------------

               CHEMICALS-.3%
        18,800 Zoltek Companies, Inc.*                                                      433,904
                                                                                       ------------

               COMMERCIAL BANKS-1.9%
        53,050 Bank of America Corporation                                                2,733,666
                                                                                       ------------

               COMMERCIAL SERVICES & SUPPLIES-.4%
        24,700 Net 1 UEPS Technologies, Inc.*                                               555,009
                                                                                       ------------

               COMMUNICATION EQUIPMENT-1.5%
        31,600 Comverse Technology, Inc.*                                                   612,408
        72,500 Motorola, Inc.                                                             1,650,100
                                                                                       ------------
                                                                                          2,262,508
                                                                                       ------------

               COMPUTERS & PERIPHERALS-1.6%
        95,400 Mobility Electronics, Inc.*                                                  536,148
        59,250 Network Appliance, Inc. *                                                  1,759,133
                                                                                       ------------
                                                                                          2,295,281
                                                                                       ------------

               COMPUTER SERVICES-.7%
        25,400 Akamai Technologies, Inc.*                                                 1,006,602
                                                                                       ------------

               COMPUTER TECHNOLOGY-1.2%
        74,900 Atheros Communications*                                                    1,237,348
        15,100 NAVTEQ*                                                                      425,518
                                                                                       ------------
                                                                                          1,662,866
                                                                                       ------------

               CONSTRUCTION & ENGINEERING-.9%
        27,800 McDermott International, Inc.*                                             1,266,012
                                                                                       ------------

               DIVERSIFIED TELECOMMUNICATION SERVICES-3.6%
        71,800 ALLTEL Corporation                                                         3,961,206
       187,300 Level 3 Communication Inc.*                                                  732,343
        45,032 Windstream Corp.                                                             564,255
                                                                                       ------------
                                                                                          5,257,804
                                                                                       ------------

               DRUGS & PHARMACEUTICALS-.8%
        20,100 United Therapeutics Corporation*                                           1,192,131
                                                                                       ------------

               ENERGY EQUIPMENT & SERVICES-3.1%
        29,600 Cameron International Corp.*                                               1,492,136
        23,300 National-Oilwell Varco Inc.*                                               1,562,032
        18,500 Transocean Inc.*                                                           1,428,755
                                                                                       ------------
                                                                                          4,482,923
                                                                                       ------------

               FINANCE-.2%
        13,400 WNS Holdings Limited*                                                        336,340
                                                                                       ------------

               FINANCIAL INFORMATION SERVICES-2.7%
        49,000 Genworth Financial Inc. Cl. A                                              1,680,700
        39,550 GFI Group Inc.*                                                            2,268,588
                                                                                       ------------
                                                                                          3,949,288
                                                                                       ------------

               FINANCIAL SERVICES-1.2%
         2,500 Chicago Mercantile Exchange Holdings Inc.                                  1,153,000
        15,850 International Securities Exchange, Inc. Cl. A                                644,937
                                                                                       ------------
                                                                                          1,797,937
                                                                                       ------------

               FOOD & STAPLES RETAILING-4.5%
       199,500 CVS Corporation                                                            6,527,640
                                                                                       ------------

               FREIGHT & LOGISTICS-.7%
        10,100 FedEx Corp.                                                                1,057,571
                                                                                       ------------

               HEALTH CARE EQUIPMENT & SUPPLIES-2.2%
        32,750 Boston Scientific Corporation*                                               557,077
        28,900 Hologic, Inc.*                                                             1,297,899
        27,900 Ventana Medical Systems, Inc.*                                             1,300,419
                                                                                       ------------
                                                                                          3,155,395
                                                                                       ------------

               HEALTH CARE PROVIDERS & SERVICES-3.4%
        35,600 Aetna Inc.                                                                 1,121,044
        30,150 Health Net Inc.*                                                           1,265,396
        44,900 Psychiatric Solutions, Inc.*                                               1,413,901
        23,910 UnitedHealth Group Incorporated                                            1,143,615
                                                                                       ------------
                                                                                          4,943,956
                                                                                       ------------

               HOTELS, RESTAURANTS & LEISURE-.5%
        18,800 MGM MIRAGE                                                                   668,152
                                                                                       ------------

               HOUSEHOLD PRODUCTS-1.7%
        44,302 Procter & Gamble Company                                                   2,489,772
                                                                                       ------------

               INDUSTRIAL CONGLOMERATES-1.2%
        51,400 General Electric Company                                                   1,680,266
                                                                                       ------------

               INSURANCE-1.7%
        32,450 Endurance Specialty Holdings Limited                                         985,182
        17,600 Hartford Financial Services Group, Inc. (The)                              1,493,184
                                                                                       ------------
                                                                                          2,478,366
                                                                                       ------------

               INTERNET & CATALOG RETAIL-.9%
        51,400 eBay Inc.*                                                                 1,237,198
                                                                                       ------------

               INTERNET SOFTWARE & SERVICES-4.0%
        57,875 DealerTrack Holdings Inc.*                                                 1,134,929
        21,500 Internet Security Systems, Inc.*                                             483,535
       151,600 Yahoo! Inc. *                                                              4,114,424
                                                                                       ------------
                                                                                          5,732,888
                                                                                       ------------

               IT SERVICES-.5%
        26,150 Wright Express Corp.*                                                        783,193
                                                                                       ------------

               LEISURE EQUIPMENT & PRODUCTS-.5%
        14,900 UbiSoft Entertainment SA*                                                    722,669
                                                                                       ------------

               MACHINERY-3.0%
        15,700 ESCO Technologies Inc.*                                                      827,233
        13,700 Joy Global Inc.                                                              514,024
        68,400 Terex Corporation*                                                         3,067,056
                                                                                       ------------
                                                                                          4,408,313
                                                                                       ------------

               MEDIA-2.5%
        25,650 Focus Media Holding Limited ADR*#                                          1,605,946
        67,200 NeuStar, Inc. Cl. A*                                                       2,073,792
                                                                                       ------------
                                                                                          3,679,738
                                                                                       ------------

               METALS-.5%
        27,900 Vedanta Resources PLC.                                                       688,579
                                                                                       ------------

               METALS & MINING-1.7%
       985,700 Breakwater Resources, Ltd.*                                                1,111,870
       410,400 Paladin Resources Limited*                                                 1,405,620
                                                                                       ------------
                                                                                          2,517,490
                                                                                       ------------

               MULTILINE RETAIL-1.9%
        40,600 Federated Department Stores, Inc.                                          1,425,466
        24,600 Kohl's Corporation*                                                        1,393,098
                                                                                       ------------
                                                                                          2,818,564
                                                                                       ------------

               OIL & GAS-4.5%
        19,800 Denbury Resources Inc. *                                                     686,466
        17,100 Exxon Mobil Corporation                                                    1,158,354
        15,400 Sunoco, Inc.                                                               1,070,916
        53,200 Valero Energy Corporation                                                  3,587,276
                                                                                       ------------
                                                                                          6,503,012
                                                                                       ------------

               OIL AND GAS EXPLORATION SERVICES-.3%
        30,800 Petrobank Energy and Resources Ltd.*                                         457,380
                                                                                       ------------

               PHARMACEUTICAL PREPARATIONS-1.9%
        61,600 Adams Respiratory Therapeutics, Inc.*                                      2,754,752
                                                                                       ------------

               PHARMACEUTICALS-1.1%
        16,200 Abbott Laboratories                                                          773,874
        77,800 Salix Pharmaceuticals, Ltd.*                                                 793,560
                                                                                       ------------
                                                                                          1,567,434
                                                                                       ------------

               ROAD & RAIL-.9%
        19,400 Burlington Northern Santa Fe Corporation                                   1,336,854
                                                                                       ------------

               SEMICONDUCTOR CAPITAL EQUIPMENT-1.1%
        37,900 FormFactor Inc.*                                                           1,624,773
                                                                                       ------------

               SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-8.5%
        48,200 Advanced Micro Devices, Inc.*                                                934,598
        60,350 Applied Micro Circuits Corporation*                                          155,703
       142,300 ATI Technologies Inc.*                                                     2,864,499
        78,000 Marvell Technology Group Ltd.*                                             1,446,900
       108,850 Microsemi Corporation*                                                     2,753,905
        94,350 Tessera Technologies Inc.*                                                 2,969,195
        67,100 Trident Microsystems, Inc.*                                                1,155,462
                                                                                       ------------
                                                                                         12,280,262
                                                                                       ------------

               SOFTWARE-6.3%
        20,000 Cerner Corporation*                                                          809,600
        81,200 Mercury Interactive Corporation*                                           4,076,240
        53,400 Microsoft Corporation                                                      1,283,202
        81,900 Symantec Corporation*                                                      1,422,603
        56,450 VeriFone Holdings Inc.*                                                    1,594,713
                                                                                       ------------
                                                                                          9,186,358
                                                                                       ------------

               SPECIALTY RETAIL-1.8%
        35,500 Gamestop Corp. Cl. A*                                                      1,477,155
        45,150 PETsMART, Inc.                                                             1,063,734
                                                                                       ------------
                                                                                          2,540,889
                                                                                       ------------

               TEXTILES, APPAREL & LUXURY GOODS-.7%
        18,900 Polo Ralph Lauren Corporation Cl. A                                        1,078,056
                                                                                       ------------

               TOBACCO-2.9%
        51,750 Altria Group, Inc.                                                         4,138,447
                                                                                       ------------

               TRANSPORTATION-2.5%
        39,500 Textron Inc.                                                               3,551,445
                                                                                       ------------

               UTILITIES-1.0%
        26,400 Veolia Environnement                                                       1,448,040
                                                                                       ------------

               WIRELESS TELECOMMUNICATION SERVICES-4.0%
        33,100 America Movil S.A. de C.V. Series L ADR#                                   1,184,318
        82,769 American Tower Corporation Cl. A*                                          2,797,592
        35,150 NII Holdings Inc. Cl. B*                                                   1,855,217
                                                                                       ------------
                                                                                          5,837,127
                                                                                       ------------

               Total Common Stocks
                    (Cost $130,528,120)                                                 138,401,359
                                                                                       ------------

   PRINCIPAL
    AMOUNT     SHORT-TERM INVESTMENTS-.6%
   ---------
               U.S. AGENCY OBLIGATIONS
      $860,000 Federal Home Loan Banks, 4.85%, 8/1/06
                     (Cost $860,000)                                                        860,000
                                                                                       ------------

Total Investments
     (Cost $131,388,120)(a)                                                 96.0%       139,261,359
Other Assets in Excess of Liabilities                                        4.0          5,811,474
                                                                           -----       ------------
Net Assets                                                                 100.0%      $145,072,833
                                                                           =====       ============


* Non-income producing securities.

# American Depositary Receipts.

a) At July 31, 2006, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $131,388,120 amounted to $7,873,239 which consisted of aggregate gross unrealized appreciation of $12,797,740 and aggregate gross unrealized depreciation of $4,924,501.

THE ALGER INSTITUTIONAL FUNDS
ALGER BALANCED INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
July 31, 2006

      SHARES   COMMON STOCKS-58.9%                                                        VALUE
      ------                                                                              -----
               AEROSPACE & DEFENSE-1.1%
           240 Boeing Company                                                          $    18,581
                                                                                       -----------

               BIOTECHNOLOGY-1.3%
           120 Biogen Idec Inc.*                                                             5,054
           100 Genentech, Inc.*                                                              8,083
           130 Gilead Sciences, Inc.                                                         7,992
                                                                                       -----------
                                                                                            21,129
                                                                                       -----------

               CAPITAL MARKETS-2.5%
           115 Bear Stearns Companies Inc.                                                  16,315
            85 Goldman Sachs Group, Inc.                                                    12,984
           155 Legg Mason, Inc.                                                             12,938
                                                                                       -----------
                                                                                            42,237
                                                                                       -----------

               CHEMICALS-1.3%
           330 Air Products and Chemicals, Inc.                                             21,097
                                                                                       -----------

               COMMERCIAL BANKS-1.0%
           320 Bank of America Corporation                                                  16,490
                                                                                       -----------

               COMMUNICATION EQUIPMENT-1.2%
         1,120 Cisco Systems, Inc.*                                                         19,992
                                                                                       -----------

               COMPUTERS & PERIPHERALS-3.4%
           545 Apple Computer, Inc.*                                                        37,038
           440 Memc Electronic Materials, Inc.*                                             13,385
           270 Seagate Technology                                                            6,264
                                                                                       -----------
                                                                                            56,687
                                                                                       -----------

               DIVERSIFIED FINANCIAL SERVICES-1.3%
           265 Prudential Financial, Inc.                                                   20,840
                                                                                       -----------

               DIVERSIFIED TELECOMMUNICATION SERVICES-2.5%
           370 ALLTEL Corporation                                                           20,413
         3,130 Level 3 Communication Inc.*                                                  12,238
           155 Verizon Communications Inc.                                                   5,242
           296 Windstream Corp.                                                              3,715
                                                                                       -----------
                                                                                            41,608
                                                                                       -----------

               ELECTRIC UTILITIES-.6%
           180 Exelon Corporation                                                           10,422
                                                                                       -----------

               ELECTRONIC EQUIPMENT & INSTRUMENTS-1.5%
           320 Emerson Electric Co.                                                         25,254
                                                                                       -----------

               ENERGY EQUIPMENT & SERVICES-4.5%
           335 National-Oilwell Varco Inc.*                                                 22,457
           270 Schlumberger Limited                                                         18,050
           260 Transocean Inc.*                                                             20,080
           315 Weatherford International Ltd.*                                              14,755
                                                                                       -----------
                                                                                            75,342
                                                                                       -----------

               FINANCIAL SERVICES-.6%
           830 Hong Kong Exchanges & Clearing Limited                                        5,394
            90 UBS AG                                                                        4,896
                                                                                       -----------
                                                                                            10,290
                                                                                       -----------

               FOOD & STAPLES RETAILING-1.7%
           875 CVS Corporation                                                              28,630
                                                                                       -----------

               FOOD PRODUCTS-1.6%
           615 Archer-Daniels-Midland Company                                               27,060
                                                                                       -----------

               FREIGHT & LOGISTICS-.9%
           140 FedEx Corp.                                                                  14,659
                                                                                       -----------

               HEALTH CARE PROVIDERS & SERVICES-1.5%
           435 Medco Health Solutions, Inc.*                                                25,809
                                                                                       -----------

               HOTELS, RESTAURANTS & LEISURE-1.3%
           330 Wynn Resorts, Limited*                                                       21,123
                                                                                       -----------

               INDUSTRIAL CONGLOMERATES-.6%
           310 General Electric Company                                                     10,134
                                                                                       -----------

               INSURANCE-.9%
           180 Hartford Financial Services Group, Inc. (The)                                15,271
                                                                                       -----------

               INTERNET & CATALOG RETAIL-1.7%
           890 eBay Inc.*                                                                   21,422
           380 Netflix  Inc.*                                                                7,862
                                                                                       -----------
                                                                                            29,284
                                                                                       -----------

               INTERNET SOFTWARE & SERVICES-2.6%
            25 Google Inc. Cl. A*                                                            9,665
         1,260 Yahoo! Inc. *                                                                34,196
                                                                                       -----------
                                                                                            43,861
                                                                                       -----------

               MACHINERY-1.5%
           215 Caterpillar Inc.                                                             15,237
           265 Joy Global Inc.                                                               9,943
                                                                                       -----------
                                                                                            25,180
                                                                                       -----------

               MEDIA-2.0%
           455 Viacom Inc. Cl. B*                                                           15,857
         1,580 XM Satellite Radio Holdings Inc. Cl. A*                                      18,328
                                                                                       -----------
                                                                                            34,185
                                                                                       -----------

               METALS & MINING-3.7%
           650 Freeport-McMoRan Copper & Gold, Inc. Cl. B                                   35,464
           195 Peabody Energy Corporation                                                    9,731
           640 Vedanta Resources PLC.                                                       15,786
                                                                                       -----------
                                                                                            60,981
                                                                                       -----------

               MULTILINE RETAIL-.7%
           330 Federated Department Stores, Inc.                                            11,586
                                                                                       -----------

               OIL & GAS-2.4%
           240 Exxon Mobil Corporation                                                      16,257
           355 Valero Energy Corporation                                                    23,938
                                                                                       -----------
                                                                                            40,195
                                                                                       -----------

               PERSONAL PRODUCTS-.5%
           315 Avon Products, Inc.                                                           9,132
                                                                                       -----------

               PHARMACEUTICALS-1.9%
           335 Johnson & Johnson                                                            20,954
           405 Pfizer Inc.                                                                  10,526
                                                                                       -----------
                                                                                            31,480
                                                                                       -----------

               ROAD & RAIL-1.3%
           310 Burlington Northern Santa Fe Corporation                                     21,362
                                                                                       -----------

               SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-2.1%
         1,060 Freescale Semiconductor Inc. Cl. A*                                          30,348
           295 Marvell Technology Group Ltd.*                                                5,472
                                                                                       -----------
                                                                                            35,820
                                                                                       -----------

               SOFTWARE-.7%
           455 Microsoft Corporation                                                        10,934
                                                                                       -----------

               SPECIALTY RETAIL-.3%
           145 Home Depot, Inc.                                                              5,033
                                                                                       -----------

               TEXTILES, APPAREL & LUXURY GOODS-.8%
           465 Coach, Inc.*                                                                 13,350
                                                                                       -----------

               TOBACCO-2.2%
           455 Altria Group, Inc.                                                           36,386
                                                                                       -----------

               TRANSPORTATION-1.9%
           345 Textron Inc.                                                                 31,019
                                                                                       -----------

               UTILITIES-.6%
           195 Veolia Environnement                                                         10,696
                                                                                       -----------

               WIRELESS TELECOMMUNICATION SERVICES-.7%
           205 NII Holdings Inc. Cl. B*                                                     10,820
                                                                                       -----------

               Total Common Stocks
                    (Cost $998,790)                                                        983,959
                                                                                       -----------

    PRINCIPAL
     AMOUNT    CORPORATE BONDS-10.0%
    ---------
               AEROSPACE & DEFENSE-.3%
       $ 6,174 Systems 2001 Asset Trust Cl. G, 6.664%, 9/15/13(a)                            6,409
                                                                                       -----------

               BEVERAGES-.3%
         5,000 Sabmiller PLC, 5.80%, 7/1/09(a)                                               5,003
                                                                                       -----------

               BUSINESS SERVICES-.3%
         5,000 Preferred Term XXI, 5.71%, 3/22/38(a)                                         5,034
                                                                                       -----------

               CABLE-.2%
         5,000 Cox Communications, Inc., 4.625%, 6/1/13                                      4,545
                                                                                       -----------

               CAPITAL MARKETS-1.0%
         8,000 Allied Capital Corp., 6.625%, 7/15/11                                         8,032
         5,000 J.P. Morgan Chase & Co., 4.60%, 1/17/11                                       4,824
         5,000 Lehman Brothers Holdings, 5.75%, 5/17/13                                      4,987
                                                                                       -----------
                                                                                            17,843
                                                                                       -----------

               COMMERCIAL BANKS-.9%
         4,000 Associates Corp., North America, 6.95%, 11/1/18                               4,374
        10,000 Wells Fargo Bank, 5.75%, 5/16/16                                              9,984
                                                                                       -----------
                                                                                            14,358
                                                                                       -----------

               ELECTRIC UTILITIES-.3%
         5,000 General Electric Capital Corp., 5.50%, 4/28/11                                5,007
                                                                                       -----------

               ENERGY-.3%
         5,000 Encana Holdings Financial Corp., 5.80%, 5/1/14                                4,943
                                                                                       -----------

               FINANCE-1.3%
        10,000 Merrill Lynch Mortgage Trust, 4.86%, 10/12/41                                 9,454
         2,000 Residential Capital, 6.50%, 4/17/13                                           1,992
                                                                                       -----------
                                                                                            11,446
                                                                                       -----------

               ELECTRONICS-.3%
         5,000 Centerpoint Energy Transition Bond Company, 4.97%, 8/1/14                     4,933
                                                                                       -----------

               FINANCIAL SERVICES-1.2%
         5,000 HSBC Bank USA, 5.625%, 8/15/35                                                4,562
         5,000 Jefferies Group, Inc., 6.25%, 1/15/36                                         4,649
        10,000 JP Morgan Chase Commercial Mortgage Securities Co., 5.8755%, 4/15/45         10,176
                                                                                       -----------
                                                                                            19,387
                                                                                       -----------

               HEALTH CARE PROVIDERS & SERVICES-.2%
         3,000 Aetna Inc., 6.00%, 6/15/16                                                    3,005
                                                                                       -----------

               HOTELS, RESTAURANTS & LEISURE-.3%
         5,000 MGM MIRAGE, 6.75%, 4/1/13(a)                                                  4,825
                                                                                       -----------

               INSURANCE-.3%
         5,000 The Chubb Corporation, 4.93%, 11/16/07                                        4,963
                                                                                       -----------

               INSURANCE-.6%
        10,000 Franklin Auto Trust Series 2005-1, 4.91%, 4/20/10                             9,930
                                                                                       -----------

               MACHINERY-.3
         5,000 CNH Equipment Trust, 5.20%, 8/16/10                                           4,987
                                                                                       -----------

               MACHINERY-.4%
         7,000 The Manitowoc Co., Inc., 7.125%, 11/1/13                                      6,773
                                                                                       -----------

               MEDIA-.4%
         5,000 Clear Channel Communications, Inc. Senior Notes, 5.75%, 1/15/13               4,706
         2,000 Liberty Media Corporation Floating Rate Note, 6.83%, 9/17/06                  2,005
                                                                                       -----------
                                                                                             6,711
                                                                                       -----------

               METALS & MINING-.3%
         5,000 Alcan Inc., 5.00%, 6/1/15                                                     4,659
                                                                                       -----------

               OIL & GAS-.2%
         3,000 Inergy LP / Inergy Financial Corp., 8.25%, 3/1/16                             3,075
                                                                                       -----------

               OIL AND GAS EXTRACTION-.3%
         5,000 Enterprise Products Partners L.P., 6.875%, 3/1/33                             4,988
                                                                                       -----------

               REAL ESTATE-.3%
         5,000 ProLogis, 5.75%, 4/1/16                                                       4,863
                                                                                       -----------

               SOFTWARE-.3%
         5,000 Oracle Corporation, 5.25%, 1/15/16                                            4,758
                                                                                       -----------

               WIRELESS TELECOMMUNICATION SERVICES-.3%
         5,000 Vodafone Group PLC, 5.50%, 6/15/11                                            4,930
                                                                                       -----------

               Total Corporate Bonds
                    (Cost $168,953)                                                        167,375
                                                                                       -----------

               U.S. GOVERNMENT & AGENCY OBLIGATION-24.5%
               Farmer Mac Guaranteed Notes Series 06-2
        20,000      5.50%, 7/15/11(a)                                                       20,038
               Federal Home Loan Mortgage Corporation,
        20,000      5.75%, 6/27/16                                                          20,265
        15,000      4.30%, 2/3/11                                                           14,325
        10,000      4.50%, 1/15/14                                                           9,498
         5,000      5.00%, 9/15/33                                                           4,865
         2,727      5.00%, 8/15/16                                                           2,672
         9,216      5.50%, 11/15/14                                                          9,172
         4,450      5.00%, 4/15/16                                                           4,407
         9,532      5.50%, 7/15/16                                                           9,480
         9,572      5.75%, 12/15/18                                                          9,529
        10,000      5.00%, 10/15/28                                                          9,706
         5,000      5.50%, 10/15/31                                                          4,891
        10,000      6.00%, 5/15/32                                                           9,991
               Federal National Mortgage Association,
         5,000      6.63%, 11/15/30                                                          5,752
        10,000      5.00%, 4/19/10                                                           9,923
        15,000      4.13%, 4/15/14                                                          13,875
         5,000      4.01%, 10/21/09                                                          4,825
         5,000      4.25%, 5/15/09                                                           4,881
         7,000      3.25%, 8/15/08                                                           6,736
        20,000      4.25%, 7/15/07                                                          19,793
         9,430      6.00%, 1/25/15                                                           9,501
         9,805      6.00%, 6/25/16                                                           9,832
        10,000      6.00%, 4/25/35                                                           9,943
         4,882      5.75%, 9/25/20                                                           4,861
         5,000      5.00%, 1/25/20                                                           4,909
         4,508      5.00%, 4/1/18                                                            4,394
               U.S. Treasury Bonds,
         5,000      7.50%, 11/15/16                                                          5,982
        54,000      5.38%, 2/15/31                                                          55,852
               U.S. Treasury Notes,
        10,000      3.75%, 3/31/07                                                           9,911
         5,000      3.13%, 9/15/08                                                           4,819
        43,000      3.25%, 8/15/07                                                          42,216
         5,000      4.50%, 2/15/16                                                           4,818
        20,000      3.50%, 11/15/09                                                         19,152
        20,000      3.00%, 11/15/07                                                         19,495
        10,000      4.25%, 8/15/13                                                           9,599
                                                                                       -----------
               Total U.S. Government & Agency Obligations
                    (Cost $415,923)                                                        409,908
                                                                                       -----------

Total Investments
     (Cost $1,583,666)(b)                                                   93.4%       1,561,242
Other Assets in Excess of Other Liabilities                                  6.6          110,858
                                                                           -----       ----------
Net Assets                                                                 100.0%      $1,672,100
                                                                           =====       ==========

 * Non-income producing security.

(a) Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers. These securities are deemed to be liquid and represent 2.5% of net assets of the Fund.

(b) At July 31, 2006, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $1,583,666 amounted to $22,424, which consisted of aggregate gross unrealized appreciation of $62,696 and aggregate gross unrealized depreciation of $85,120.

THE ALGER INSTITUTIONAL FUNDS
ALGER SOCIALLY RESPONSIBLE GROWTH INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
July 31, 2006

       SHARES  COMMON STOCKS-91.5%                                                        VALUE
       ------                                                                             -----
               AEROSPACE & DEFENSE-1.8%
         1,995 BE Aerospace, Inc.*                                                     $   49,376
                                                                                       ----------

               BIOTECHNOLOGY-2.6%
           340 Amgen Inc.                                                                  23,712
           325 Gilead Sciences, Inc.                                                       19,981
           950 Myogen, Inc.*                                                               29,317
                                                                                       ----------
                                                                                           73,010
                                                                                       ----------

               CAPITAL MARKETS-1.2%
           125 Bear Stearns Companies Inc.                                                 17,734
           195 Legg Mason, Inc.                                                            16,276
                                                                                       ----------
                                                                                           34,010
                                                                                       ----------

               CHEMICALS-.3%
           335 Zoltek Companies, Inc.*                                                      7,732
                                                                                       ----------

               COMMERCIAL BANKS-1.8%
           955 Bank of America Corporation                                                 49,211
                                                                                       ----------

               COMMERCIAL SERVICES & SUPPLIES-.4%
           460 Net 1 UEPS Technologies, Inc.*                                              10,336
                                                                                       ----------

               COMMUNICATION EQUIPMENT-1.5%
           560 Comverse Technology, Inc.*                                                  10,853
         1,400 Motorola, Inc.                                                              31,864
                                                                                       ----------
                                                                                           42,717
                                                                                       ----------

               COMPUTERS & PERIPHERALS-1.5%
         2,045 Mobility Electronics, Inc.*                                                 11,493
           970 Network Appliance, Inc. *                                                   28,799
                                                                                       ----------
                                                                                           40,292
                                                                                       ----------

               COMPUTER SERVICES-.7%
           490 Akamai Technologies, Inc.*                                                  19,419
                                                                                       ----------

               COMPUTER TECHNOLOGY-1.1%
         1,475 Atheros Communications*                                                     24,367
           260 NAVTEQ*                                                                      7,327
                                                                                       ----------
                                                                                           31,694
                                                                                       ----------

               CONSTRUCTION & ENGINEERING-.9%
           570 McDermott International, Inc.*                                              25,958
                                                                                       ----------

               DIVERSIFIED FINANCIAL SERVICES-1.0%
           335 Prudential Financial, Inc.                                                  26,344
                                                                                       ----------

               DIVERSIFIED TELECOMMUNICATION SERVICES-3.6%
         1,380 ALLTEL Corporation                                                          76,135
         3,585 Level 3 Communication Inc.*                                                 14,017
           816 Windstream Corp.                                                            10,221
                                                                                       ----------
                                                                                          100,373
                                                                                       ----------

               DRUGS & PHARMACEUTICALS-.8%
           390 United Therapeutics Corporation*                                            23,131
                                                                                       ----------

               ELECTRONICS: SEMI-CONDUCTORS/COMPONENTS-.3%
           770 PLX Technology, Inc. *                                                       7,061
                                                                                       ----------

               ENERGY EQUIPMENT & SERVICES-3.3%
           670 Cameron International Corp.*                                                33,774
           350 Halliburton Company                                                         11,676
           420 National-Oilwell Varco Inc.*                                                28,157
           250 Transocean Inc.*                                                            19,308
                                                                                       ----------
                                                                                           92,915
                                                                                       ----------

               FINANCE-.2%
           255 WNS Holdings Limited*                                                        6,401
                                                                                       ----------

               FINANCIAL INFORMATION SERVICES-2.6%
           875 Genworth Financial Inc. Cl. A                                               30,013
           755 GFI Group Inc.*                                                             43,306
                                                                                       ----------
                                                                                           73,319
                                                                                       ----------

               FINANCIAL SERVICES-1.2%
            45 Chicago Mercantile Exchange Holdings Inc.                                   20,754
           280 International  Securities Exchange, Inc. Cl. A                              11,393
                                                                                       ----------
                                                                                           32,147
                                                                                       ----------

               FOOD & STAPLES RETAILING-3.9%
         3,420 CVS Corporation                                                            111,901
                                                                                       ----------

               FREIGHT & LOGISTICS-.6%
           150 FedEx Corp.                                                                 15,707
                                                                                       ----------

               HEALTH CARE EQUIPMENT & SUPPLIES-2.1%
           585 Boston Scientific Corp. Corporation*                                         9,951
           510 Hologic, Inc.*                                                              22,904
           535 Ventana Medical Systems, Inc.*                                              24,936
                                                                                       ----------
                                                                                           57,791
                                                                                       ----------

               HEALTH CARE PROVIDERS & SERVICES-3.4%
           685 Aetna Inc.                                                                  21,571
           580 Health Net Inc.*                                                            24,343
           865 Psychiatric Solutions, Inc.*                                                27,238
           460 UnitedHealth Group Incorporated                                             22,002
                                                                                       ----------
                                                                                           95,154
                                                                                       ----------

               HOUSEHOLD PRODUCTS-1.7%
           829 Procter & Gamble Company                                                    46,590
                                                                                       ----------

               INSURANCE-2.9%
           250 American International Group, Inc.                                          15,168
         1,145 Covanta Holding Corporation*                                                20,209
           580 Endurance Specialty Holdings Limited                                        17,609
           340 Hartford Financial Services Group, Inc. (The)                               28,845
                                                                                       ----------
                                                                                           81,831
                                                                                       ----------

               INTERNET & CATALOG RETAIL-.9%
           995 eBay Inc.*                                                                  23,950
                                                                                       ----------

               INTERNET SOFTWARE & SERVICES-5.0%
         1,090 DealerTrack Holdings Inc.*                                                  21,375
           415 Internet Security Systems, Inc.*                                             9,333
           625 Jupitermedia Corporation*                                                    6,256
           640 WebEx Communications, Inc.*                                                 21,939
         2,910 Yahoo! Inc. *                                                               78,978
                                                                                       ----------
                                                                                          137,881
                                                                                       ----------

               IT SERVICES-.5%
           470 Wright Express Corp.*                                                       14,077
                                                                                       ----------

               LEISURE EQUIPMENT & PRODUCTS-.5%
           265 UbiSoft Entertainment SA*                                                   12,853
                                                                                       ----------

               MACHINERY-2.9%
           305 ESCO Technologies Inc.*                                                     16,070
           245 Joy Global Inc.                                                              9,192
         1,210 Terex Corporation*                                                          54,257
                                                                                       ----------
                                                                                           79,519
                                                                                       ----------

               MEDIA-2.5%
           480 Focus Media Holding Limited ADR*#                                           30,053
         1,285 NeuStar, Inc. Cl. A*                                                        39,655
                                                                                       ----------
                                                                                           69,708
                                                                                       ----------

               METALS-.4%
           480 Vedanta Resources PLC.                                                      11,847
                                                                                       ----------

               METALS & MINING-2.0%
        17,530 Breakwater Resources, Ltd.*                                                 19,774
        10,265 Paladin Resources Limited*                                                  35,157
                                                                                       ----------
                                                                                           54,931
                                                                                       ----------

               MULTILINE RETAIL-1.9%
           780 Federated Department Stores, Inc.                                           27,386
           440 Kohl's Corporation*                                                         24,917
                                                                                       ----------
                                                                                           52,303
                                                                                       ----------

               OIL & GAS-4.5%
           370 Denbury Resources Inc. *                                                    12,828
           330 Exxon Mobil Corporation                                                     22,354
           295 Sunoco, Inc.                                                                20,514
         1,025 Valero Energy Corporation                                                   69,116
                                                                                       ----------
                                                                                          124,812
                                                                                       ----------

               OIL AND GAS EXPLORATION SERVICES-.9%
         1,735 Petrobank Energy and Resources Ltd.*                                        25,765
                                                                                       ----------

               PHARMACEUTICALS-1.0%
           295 Abbott Laboratories                                                         14,092
         1,395 Salix Pharmaceuticals, Ltd.*                                                14,229
                                                                                       ----------
                                                                                           28,321
                                                                                       ----------

               PHARMACEUTICAL PREPARATIONS-1.8%
         1,135 Adams Respiratory Therapeutics, Inc.*                                       50,757
                                                                                       ----------

               RESTAURANTS-.8%
         1,090 McCormick & Schmick's Seafood Restaurants, Inc.*                            21,048
                                                                                       ----------

               ROAD & RAIL-.9%
           345 Burlington Northern Santa Fe Corporation                                    23,774
                                                                                       ----------

               SEMICONDUCTOR CAPITAL EQUIPMENT-1.1%
           729 FormFactor Inc.*                                                            31,252
                                                                                       ----------

               SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-8.6%
           960 Advanced Micro Devices, Inc.*                                               18,614
         1,160 Applied Micro Circuits Corporation*                                          2,993
         2,735 ATI Technologies Inc.*                                                      55,056
         1,505 Marvell Technology Group Ltd.*                                              27,918
         2,090 Microsemi Corporation*                                                      52,877
         1,675 Tessera Technologies Inc.*                                                  52,712
         1,295 Trident Microsystems, Inc.*                                                 22,300
         1,100 Ultra Clean Holdings, Inc.*                                                  9,130
                                                                                       ----------
                                                                                          241,600
                                                                                       ----------

               SOFTWARE-6.6%
           380 Cerner Corporation*                                                         15,382
         1,560 Mercury Interactive Corporation*                                            78,312
         1,025 Microsoft Corporation                                                       24,631
         2,130 Symantec Corporation*                                                       36,998
         1,010 VeriFone Holdings Inc.*                                                     28,533
                                                                                       ----------
                                                                                          183,856
                                                                                       ----------

               SPECIALTY RETAIL-1.6%
           685 Gamestop Corp. Cl. A*                                                       28,503
           645 PETsMART, Inc.                                                              15,196
                                                                                       ----------
                                                                                           43,699
                                                                                       ----------

               TEXTILES, APPAREL & LUXURY GOODS-.7%
           340 Polo Ralph Lauren Corporation Cl. A                                         19,394
                                                                                       ----------

               UTILITIES-1.0%
           505 Veolia Environnement                                                        27,699
                                                                                       ----------

               WIRELESS TELECOMMUNICATION SERVICES-4.0%
           595 America Movil S.A. de C.V. Series L ADR#                                    21,289
         1,588 American Tower Corporation Cl. A*                                           53,674
           675 NII Holdings Inc. Cl. B*                                                    35,627
                                                                                       ----------
                                                                                          110,590
                                                                                       ----------

               Total Common Stocks
                    (Cost $2,434,388)                                                   2,544,056
                                                                                       ----------

   PRINCIPAL
    AMOUNT     SHORT-TERM INVESTMENTS-7.6%
   ---------
               U.S. AGENCY OBLIGATIONS
      $210,000 Federal Home Loan Banks, 4.85%, 8/1/06
                     (Cost $210,000)                                                      210,000
                                                                                       ----------

Total Investments
     (Cost $2,644,388)(a)                                                    99.1%      2,754,056
Other Assets in Excess of Liabilities                                         0.9          25,433
                                                                            -----      ----------
Net Assets                                                                  100.0%     $2,779,489
                                                                            =====      ==========

* Non-income producing securities.

# American Depositary Receipts.

a) At July 31, 2006, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,644,388, amounted to $109,668, which consisted of aggregate gross unrealized appreciation of $220,594 and aggregate gross unrealized depreciation of $110,926.

THE ALGER INSTITUTIONAL FUNDS
ALGER TECHNOLOGY INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
July 31, 2006

       SHARES  COMMON STOCKS-93.4%                                                        VALUE
       ------                                                                             -----
               COMMERCIAL SERVICES & SUPPLIES-3.2%
           500 Traffic.com, Inc.*                                                      $    2,890
         2,750 West Corporation*                                                          131,230
                                                                                       ----------
                                                                                          134,120
                                                                                       ----------

               COMMUNICATION EQUIPMENT-8.4%
         8,045 Cisco Systems, Inc.*                                                       143,603
         4,100 Corning Incorporated*                                                       78,187
         3,405 Motorola, Inc.                                                              77,498
          840  Research In Motion Limited*                                                 55,129
                                                                                       ----------
                                                                                          354,417
                                                                                       ----------

               COMPUTERS & PERIPHERALS-8.4%
         2,135 Apple Computer, Inc.*                                                      145,095
         5,895 Mobility Electronics, Inc.*                                                 33,130
         2,905 Network Appliance, Inc. *                                                   86,249
         5,080 Western Digital Corporation*                                                89,103
                                                                                       ----------
                                                                                          353,577
                                                                                       ----------

               COMPUTER SERVICES-1.3%
         9,270 Embarcadero Technologies, Inc.*                                             54,508
                                                                                       ----------

               COMPUTER SOFTWARE-1.1%
         3,070 Parametric Technology Corporation*                                          47,462
                                                                                       ----------

               ELECTRONIC EQUIPMENT & INSTRUMENTS-2.8%
         4,750 Multi-Fineline Electronix, Inc.*                                           118,085
                                                                                       ----------

               INFORMATION TECHNOLOGY SERVICES-6.0%
         3,380 Accenture Ltd. Cl. A*                                                       98,899
           850 Cognizant Technology Solutions Corporation Cl. A*                           55,667
         6,630 Kanbay International Inc.*                                                  96,135
                                                                                       ----------
                                                                                          250,701
                                                                                       ----------

               INTERNET & CATALOG RETAIL-1.6%
         2,730 eBay Inc.*                                                                  65,711
                                                                                       ----------

               INTERNET SOFTWARE & SERVICES-11.1%
         4,885 DealerTrack Holdings Inc.*                                                  95,795
        11,765 Omniture Inc.*                                                              84,826
         2,240 WebEx Communications, Inc.*                                                 76,787
         4,870 WebSideStory, Inc.*                                                         59,560
         5,495 Yahoo! Inc. *                                                              149,134
                                                                                       ----------
                                                                                          466,102
                                                                                       ----------

               MEDIA-3.1%
          645  Focus Media Holding Limited ADR*#                                           40,383
         2,920 NeuStar, Inc. Cl. A*                                                        90,111
                                                                                       ----------
                                                                                          130,494
                                                                                       ----------

               SEMICONDUCTOR CAPITAL EQUIPMENT-4.8%
         2,465 FormFactor Inc.*                                                           105,675
         5,050 SiRF Technology Holdings, Inc.*                                             96,455
                                                                                       ----------
                                                                                          202,130
                                                                                       ----------

               SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-9.1%
         2,845 Freescale Semiconductor Inc. Cl. A*                                         81,452
         3,555 Marvell Technology Group Ltd.*                                              65,945
         3,600 Microsemi Corporation*                                                      91,080
         3,105 Tessera Technologies Inc.*                                                  97,714
         1,600 Texas Instruments Incorporated                                              47,648
                                                                                       ----------
                                                                                          383,839
                                                                                       ----------

               SOFTWARE-32.5%
         3,055 Adobe Systems Incorporated                                                  87,098
         7,215 BEA Systems, Inc.*                                                          84,704
         3,100 Business Objects S.A. Sponsored ADR*#                                       75,423
         1,530 Cognos, Inc.*                                                               47,813
         1,450 Electronic Arts Inc.*                                                       68,310
         6,260 Microsoft Corporation                                                      150,428
         8,500 Oracle Corporation*                                                        127,245
         7,090 Quest Software, Inc. *                                                      96,920
        11,600 Symantec Corporation*                                                      201,492
        12,300 Synchronoss Technologies Inc. *                                             95,325
        25,230 Tibco Software Inc.*                                                       200,831
         4,615 VeriFone Holdings Inc.*                                                    130,374
                                                                                       ----------
                                                                                        1,365,963
                                                                                       ----------

               Total Common Stocks
                    (Cost $4,376,875)                                                   3,927,109
                                                                                       ----------

Total Investments
     (Cost $4,376,875)(a)                                                    93.4%      3,927,109
Other Assets in Excess of Liabilities                                         6.6         278,345
                                                                                       ----------
Net Assets                                                                  100.0%     $4,205,454
                                                                            =====      ==========

* Non-income producing securities.

# American Depositary Receipts.

a) At July 31, 2006, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $4,376,875, amounted to $449,766 , which consisted of aggregate gross unrealized appreciation of $101,188 and aggregate gross unrealized depreciation of $550,954.

THE ALGER INSTITUTIONAL FUNDS
ALGER CORE FIXED-INCOME INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
July 31, 2006

    PRINCIPAL
      AMOUNT   CORPORATE BONDS-37.5%                                                       VALUE
    ---------                                                                              -----
               BEVERAGES-.8%
        $40,000 Sabmiller PLC, 5.80%, 7/1/09(a)                                         $   40,021
                                                                                       ----------

               CABLE-.9%
        50,000 Cox Communications, Inc., 4.625%, 6/1/13                                    45,454
                                                                                       ----------

               CAPITAL MARKETS-4.5%
        75,000 Allied Capital Corp., 6.625%, 7/15/11                                       75,303
        75,000 J.P. Morgan Chase & Co., 5.60%, 6/1/11                                      75,231
        75,000 Lehman Brothers Holdings, 5.75%, 5/17/13                                    74,816
                                                                                       ----------
                                                                                          225,350
                                                                                       ----------
               COMMERCIAL BANKS-1.7%
        85,000 Wells Fargo Bank, 5.75%, 5/16/16                                            84,862
                                                                                       ----------

               ELECTRIC UTILITIES-3.2%
        85,000 Appalachian Power Co., 5.55%, 4/1/11                                        84,368
        75,000 General Electric Capital Corp., 5.50%, 4/28/11                              75,107
                                                                                       ----------
                                                                                          159,475
                                                                                       ----------

               ENERGY-1.5%
        75,000 Encana Holdings Financial Corp., 5.80%, 5/1/14                              74,147
                                                                                       ----------

               FINANCE-5.9%
       100,000 Farmer Mac Guaranteed Notes Series 06-2 5.50%, 7/15/11(a)                  100,189
        75,000 Merrill Lynch Mortgage Trust, 5.66%, 5/12/39                                75,172
       100,000 Merrill Lynch Mortgage Trust, 4.855%, 10/12/41                              94,537
        25,000 Residential Capital, 6.50%, 4/17/13                                         24,904
                                                                                       ----------
                                                                                          294,802
                                                                                       ----------

               FINANCIAL SERVICES-4.0%
       100,000 Citibank Credit Card Issuance Trust, 5.70%, 5/15/13                        101,270
       100,000 JP Morgan Chase Commercial Mortgage Securities Co., 5.875%, 4/15/45        101,761
                                                                                       ----------
                                                                                          203,031
                                                                                       ----------

               HEALTH CARE PROVIDERS & SERVICES-1.5%
        75,000 Aetna Inc., 6.00%, 6/15/16                                                  75,137
                                                                                       ----------

               HOTELS, RESTAURANTS & LEISURE-.3%
        15,000 MGM MIRAGE, 6.75%, 4/1/13(a)                                                14,475
                                                                                       ----------

               INDUSTRIAL CONGLOMERATES-1.5%
        75,000 Textron Financial Corporation, 5.875%, 6/1/07                               75,239
                                                                                       ----------

               MACHINERY-3.4%
       100,000 CNH Equipment Trust, 5.20%, 8/16/10                                         99,733
        73,000 The Manitowoc Co. Inc., 7.125%, 11/1/13                                     70,628
                                                                                       ----------
                                                                                          170,361
                                                                                       ----------

               MEDIA-1.4%
        75,000 Clear Channel Communications, Inc. Senior Notes, 5.75%, 1/15/13             70,589
                                                                                       ----------

               REAL ESTATE-1.4%
        75,000 ProLogis, 5.75%, 4/1/16                                                     72,945
                                                                                       ----------

               SPECIALTY RETAIL-2.0%
       100,000 AutoZone, Inc., 6.95%, 6/15/16                                             101,592
                                                                                       ----------

               TELEPHONES-2.0%
       100,000 AT&T Inc. Floating Rate Note, 5.26%, 5/15/08                               100,085
                                                                                       ----------

               WIRELESS TELECOMMUNICATION SERVICES-1.5%
        75,000 Vodafone Group PLC, 5.50%, 6/15/11                                          73,952
                                                                                       ----------

               Total Corporate Bonds
                    (Cost $1,881,107)                                                   1,881,517
                                                                                       ----------

               U.S. GOVERNMENT & AGENCY OBLIGATIONS-55.8%
               Federal Home Loan Banks,
       200,000      5.10%, 3/6/08                                                         199,438
               Federal Home Loan Mortgage Corporation,
       200,000      5.75%, 6/27/16                                                        202,653
       175,000      5.25%, 3/16/09                                                        174,353
        95,724      5.75%, 12/15/18                                                        95,289
        75,000      5.50%, 10/15/31                                                        73,359
       100,000      6.00%, 5/15/32                                                         99,910
               Federal National Mortgage Association,
       150,000      4.50%, 2/15/11                                                        145,679
       175,000      5.17%, 2/23/09                                                        174,283
        98,049      6.00%, 6/25/16                                                         98,320
       120,000      6.00%, 4/25/35                                                        119,316
        97,643      5.75%, 9/25/20                                                         97,225
               U.S. Treasury Notes
        50,000      4.50%, 2/28/11                                                         49,178
       275,000      4.375%, 1/31/08                                                       272,465
        25,000      4.375%, 5/15/07                                                        24,860
       230,000      3.50%, 11/15/09                                                       220,252
       380,000      4.75%, 11/15/08                                                       378,397
        50,000      4.875%, 2/15/12                                                        49,947
       330,000      4.50%, 2/15/09                                                        326,558
                                                                                          -------

               Total U.S. Government & Agency Obligations
                    (Cost $2,808,346)                                                   2,801,482
                                                                                       ----------

               SHORT-TERM INVESTMENTS-5.8%
               U.S. AGENCY OBLIGATIONS
       291,000 Federal Home Loan Banks, 4.85%, 8/1/06
                    (Cost $291,000)                                                       291,000
                                                                                       ----------

Total Investments
     (Cost $4,980,453)(b)                                                     99.1%     4,973,999
Other Assets in Excess of Liabilities                                          0.9         43,209
                                                                             -----     ----------
Net Assets                                                                   100.0%    $5,017,208
                                                                             =====     ==========


(a) Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers. These securities are deemed to be liquid and represent 3.1% of net assets of the Fund.

(b) At July 31, 2006, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $4,980,453 amounted to $6,454 which consisted of aggregate gross unrealized appreciation of $15,827 and aggregate gross unrealized depreciation of $22,281.


ITEM 2.  Controls and Procedures.

(a) Based on their evaluation of Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant's principal executive officer and principal financial officer found Registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant's management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant's internal control over financial reporting occurred during the registrant's last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


The Alger Institutional Funds





By /s/ Daniel C. Chung



Daniel C. Chung


President


Date: September 26, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.





By /s/ Daniel C. Chung



Daniel C. Chung


President


Date: September 26, 2006





By /s/ Frederick A. Blum



Frederick A. Blum


Treasurer


Date: September 26, 2006